UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

May 31, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK 96.7%
CONSUMER—CYCLICAL 10.1%
APPAREL 0.5%
NIKE	6,000	$649,080
AUTO PARTS EQUIPMENT 0.7%
Johnson Controls	30,300	913,242
LEISURE TIME 0.2%
Carnival Corp.	8,700	279,183
MEDIA 3.4%
News Corp., Class A	17,000	326,400
The Walt Disney Co.	62,900	2,875,159
Time Warner Cable	13,300	1,002,820
		4,204,379
RESTAURANT 2.3%
McDonald’s Corp.	24,100	2,153,094
Tim Hortons (Canada)	12,200	650,249
		2,803,343
RETAIL 1.9%
Nordstrom	19,700	933,189
Ross Stores	22,600	1,428,998
		2,362,187
SPECIALTY RETAIL 1.1%
PetSmart	12,500	805,500
Tiffany & Co.	10,500	581,595
		1,387,095
TOTAL CONSUMER—CYCLICAL		12,598,509
CONSUMER—NON-CYCLICAL 7.2%
AGRICULTURE 1.5%
Philip Morris International	22,800	1,926,828

	Number of Shares	Value
BEVERAGE 0.8%
PepsiCo	14,800	$1,004,180
COSMETICS/PERSONAL CARE 1.7%
Procter & Gamble Co.	33,100	2,061,799
RETAIL 3.2%
Costco Wholesale Corp.	17,900	1,546,381
CVS Caremark Corp.	53,500	2,404,290
		3,950,671
TOTAL CONSUMER— NON-CYCLICAL		8,943,478
ENERGY 11.7%
OIL & GAS 10.7%
Apache Corp.	16,100	1,310,218
Chevron Corp.	40,600	3,991,386
Devon Energy Corp.	28,100	1,672,512
Exxon Mobil Corp.	43,700	3,436,131
Marathon Petroleum Corp.	23,800	858,466
Occidental Petroleum Corp.	26,100	2,068,947
		13,337,660
OIL & GAS SERVICES 1.0%
Schlumberger Ltd.	19,500	1,233,375
TOTAL ENERGY		14,571,035
FINANCIAL 19.5%
BANK 6.8%
Bank of New York Mellon Corp.	57,200	1,164,592
Comerica	41,500	1,262,430
Toronto-Dominion Bank (Canada)(USD)	7,300	557,501
US Bancorp	81,600	2,538,576
Wells Fargo & Co.	89,800	2,878,090
		8,401,189

	Number of Shares	Value
CREDIT CARD 1.7%
American Express Co.	37,600	$2,099,208
DIVERSIFIED FINANCIAL SERVICES 6.7%
BlackRock	3,420	584,136
Citigroup	66,800	1,770,868
Franklin Resources	11,400	1,217,406
Goldman Sachs Group	10,600	1,014,420
JPMorgan Chase & Co.	113,000	3,745,950
		8,332,780
INSURANCE 4.3%
Aflac	7,400	296,592
Chubb Corp.	26,800	1,931,476
HCC Insurance Holdings	32,500	1,015,950
Prudential Financial	46,600	2,164,570
		5,408,588
TOTAL FINANCIAL		24,241,765
HEALTH CARE 13.2%
BIOTECHNOLOGY 0.6%
Amgen	10,500	729,960
HEALTH CARE PROVIDERS & SERVICES 2.8%
UnitedHealth Group	61,500	3,429,855
HEALTHCARE PRODUCTS 3.5%
Covidien PLC	39,600	2,050,488
Johnson & Johnson	26,400	1,648,152
Patterson Cos.	20,400	678,096
		4,376,736

	Number of Shares	Value
PHARMACEUTICAL 6.3%
Abbott Laboratories	40,800	$2,521,032
Merck & Co.	61,300	2,303,654
Pfizer	102,300	2,237,301
Teva Pharmaceutical Industries Ltd. (ADR)(Israel)	21,400	838,666
		7,900,653
TOTAL HEALTH CARE		16,437,204
INDUSTRIAL 9.5%
AEROSPACE & DEFENSE 2.2%
General Dynamics Corp.	18,400	1,177,784
L-3 Communications Holdings	8,700	593,253
Lockheed Martin Corp.	11,700	968,760
		2,739,797
DIVERSIFIED MANUFACTURING 3.1%
Eaton Corp.	14,500	618,570
General Electric Co.	147,300	2,811,957
Siemens AG (ADR)(Germany)	5,995	495,187
		3,925,714
ELECTRICAL EQUIPMENT 1.5%
Emerson Electric Co.	40,300	1,884,831
MACHINERY 0.8%
Finning International (Canada)	41,600	975,507
TRANSPORTATION 1.9%
Norfolk Southern Corp.	16,100	1,054,872
United Parcel Service	17,600	1,318,944
		2,373,816
TOTAL INDUSTRIAL		11,899,665

	Number of Shares	Value
MATERIALS 2.6%
CHEMICALS 2.4%
Dow Chemical Co.	21,600	$670,896
Potash Corp. of Saskatchewan (Canada)(USD)	28,000	1,106,840
Syngenta AG (Switzerland)	3,700	1,184,640
		2,962,376
METALS & MINING 0.2%
BHP Billiton Ltd. (Australia)	8,700	270,935
TOTAL MATERIALS		3,233,311
REAL ESTATE 2.7%
MORTGAGE 0.2%
Annaly Capital Management	16,800	279,216
RESIDENTIAL—APARTMENT 1.1%
Equity Residential	22,100	1,350,310
SHOPPING CENTER—REGIONAL MALL 1.4%
Simon Property Group	11,943	1,761,831
TOTAL REAL ESTATE		3,391,357
TECHNOLOGY 10.0%
COMPUTERS 1.4%
Apple(a)	2,900	1,675,417
SERVICES 2.1%
Visa, Class A	22,500	2,592,000
SOFTWARE 3.7%
Microsoft Corp.	20,500	598,395
Oracle Corp.	90,400	2,392,888
Symantec Corp.(a)	109,400	1,623,496
		4,614,779

	Number of Shares	Value
TELECOMMUNICATION EQUIPMENT 2.8%
Cisco Systems	17,200	$280,876
QUALCOMM	56,600	3,243,746
		3,524,622
TOTAL TECHNOLOGY		12,406,818
TELECOMMUNICATION SERVICES 4.4%
AT&T	71,000	2,426,070
China Mobile Ltd. (ADR) (Hong Kong)	23,800	1,207,374
Vodafone Group PLC (United Kingdom)	709,100	1,890,657
		5,524,101
UTILITIES 5.8%
ELECTRIC UTILITIES 1.8%
NextEra Energy	35,100	2,293,434
MULTI UTILITIES 4.0%
PG&E Corp.	23,100	1,009,470
Sempra Energy	17,200	1,118,172
Wisconsin Energy Corp.	73,900	2,796,376
		4,924,018
TOTAL UTILITIES		7,217,452
TOTAL COMMON STOCK (Identified cost—$100,973,324)		120,464,695
SHORT-TERM INVESTMENTS 3.2%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(b)	2,000,105	2,000,105
Federated Government Obligations Fund, 0.01%(b)	2,000,086	2,000,086
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,000,191)		4,000,191

		Value
TOTAL INVESTMENTS (Identified cost—$104,973,515)	99.9%	$124,464,886

OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	165,547

NET ASSETS	100.0%	$124,630,433

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the seven day yield of the fund.

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Under procedures approved by the Fund’s Board of Directors, the advisor has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures which are approved annually by the Fund’s Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the beginning of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the three months ended May 31, 2012.

The following is a summary of the inputs used as of May 31, 2012 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$120,464,695	$120,464,695	$—	$—
Money Market Funds	4,000,191	—	4,000,191	—
Total Investments(a)	$124,464,886	$120,464,695	$4,000,191	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 2. Income Tax Information: As of May 31, 2012, the federal tax cost and unrealized appreciation and depreciation of securities held were as follows:

Cost for federal income tax purposes	$104,973,515
Gross unrealized appreciation	$23,165,328
Gross unrealized depreciation	(3,673,957)
Net unrealized appreciation	$19,491,371

Note 3. Subsequent Events: Effective June 15, 2012, the Advisor contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund’s operating expenses at 1.00% for Class A shares, 1.65% for Class C shares and 0.65% for Class I shares through June 30, 2014.  This contractual agreement can only be amended by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

On June 19, 2012, the Board of Directors of the Fund approved a change in the Fund’s investment objectives which will become effective on September 15, 2012.  The new investment objectives of the Fund will be to provide long-term growth of income and capital appreciation.

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President

Date: July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

Date: July 26, 2012